May. 01, 2015
MainStay VP Conservative Allocation Portfolio (Prospectus Summary) | MainStay VP Conservative Allocation Portfolio
MainStay VP Conservative Allocation Portfolio

MainStay VP Conservative Allocation Portfolio

Supplement dated February 29, 2016 (“Supplement”) to the Summary Prospectuses and Prospectus

dated May 1, 2015, as supplemented (the “Prospectus”)

1.      Effective February 29, 2016, Michael J. Caputo is added as a portfolio manager to the MainStay VP U.S. Small Cap Portfolio and Amit Soni is added as a portfolio manager to the MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio.

Additionally, the “Portfolio Manager Biographies” subsection of the Prospectus is hereby revised as follows:

Michael J. Caputo

Mr. Caputo has been a portfolio manager of the MainStay VP U.S. Small Cap Portfolio since February 2016. He is a Managing Director, portfolio manager and a Senior Research Analyst of Epoch Investment Partners, Inc. Mr. Caputo is a portfolio manager for VP U.S. Small and SMID investment strategies. Prior to joining Epoch, Mr. Caputo was a portfolio manager and senior research analyst at Cramer Rosenthal McGlynn, beginning in 2002. Previously, Mr. Caputo was a vice president in Corporate Finance at Morgan Stanley. He earned a BA from the University of Notre Dame and an MBA from The Wharton School of the University of Pennsylvania.

Amit Soni, CFA

Mr. Soni has been a portfolio manager for the MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay VP Moderate Growth Allocation Portfolio since February 2016. He joined New York Life Investments in 2013 as a Senior Associate in the Strategic Asset Allocation and Solutions Group. He is currently a Director and focuses on quantitative and macro-economic investment research and portfolio management for the portfolios managed by the team. Prior to joining New York Life Investments, he worked as an Investment Associate in the Global Asset Allocation group at Putnam Investments. He holds a Master's degree from the Massachusetts Institute of Technology in Computation for Design and Optimization and a Bachelors degree from the Indian Institute of Technology Kanpur (India) in Mechanical Engineering. He holds the CFA® designation and has been in the investment industry since 2008.

Please Retain This Supplement For Your Future Reference.